Not FDIC Insured May Lose Value No Bank Guarantee
FAS6-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 8
Franklin U.S. Core Equity (IU) Fund 14
Notes to Schedules of Investments 21

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 1.1%
Aselsan Elektronik Sanayi ve Ticaret A/S .................. Turkiye 283,371 $ 1,369,969
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 18,021 949,327
2,319,296
Air Freight & Logistics 0.2%
a,b
JD Logistics, Inc. , 144A , Reg S ......................... China 301,100 490,854
Automobile Components 0.3%
Hyundai Mobis Co. Ltd. ............................... South Korea 3,336 737,715
Automobiles 2.9%
BYD Co. Ltd. , A ..................................... China 26,400 374,374
Geely Automobile Holdings Ltd. ......................... China 978,000 2,320,119
Great Wall Motor Co. Ltd. , H ........................... China 490,000 954,077
Kia Corp. ......................................... South Korea 4,275 358,581
Tata Motors Passenger Vehicles Ltd. ..................... India 303,113 1,399,028
a,b
Zhejiang Leapmotor Technology Co. Ltd. , H , 144A , Reg S ..... China 94,700 709,368
6,115,547
Banks 12.4%
AMMB Holdings Bhd. ................................ Malaysia 429,400 584,080
Banco de Chile ..................................... Chile 5,287,674 927,945
China CITIC Bank Corp. Ltd. , H ......................... China 1,654,000 1,578,091
China Construction Bank Corp. , H ....................... China 2,833,000 2,804,788
Dubai Islamic Bank PJSC ............................. United Arab
Emirates 523,410 1,353,965
Emirates NBD Bank PJSC ............................ United Arab
Emirates 129,867 993,551
Eurobank Ergasias Services and Holdings SA .............. Greece 229,476 863,198
Hana Financial Group, Inc. ............................ South Korea 40,587 2,431,509
HDFC Bank Ltd. .................................... India 152,847 1,699,483
Industrial Bank of Korea .............................. South Korea 52,593 712,739
Kasikornbank PCL .................................. Thailand 109,200 629,439
KB Financial Group, Inc. .............................. South Korea 16,899 1,379,526
Komercni Banka A/S ................................. Czech Republic 7,930 405,668
OTP Bank Nyrt. ..................................... Hungary 23,396 2,233,275
b
Piraeus Financial Holdings SA .......................... Greece 190,667 1,489,151
Qatar National Bank QPSC ............................ Qatar 97,084 493,768
Riyad Bank ........................................ Saudi Arabia 192,148 1,395,249
Shinhan Financial Group Co. Ltd. ....................... South Korea 47,182 2,423,387
Woori Financial Group, Inc. ............................ South Korea 121,643 2,165,452
26,564,264
Beverages 1.9%
Arca Continental SAB de CV ........................... Mexico 99,300 961,759
Kweichow Moutai Co. Ltd. , A ........................... China 2,400 482,757
Luzhou Laojiao Co. Ltd. , A ............................. China 18,500 349,759
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 165,400 1,099,506
United Spirits Ltd. ................................... India 24,860 400,857
Wuliangye Yibin Co. Ltd. , A ............................ China 43,400 726,008
4,020,646
Biotechnology 0.8%
a,b
3SBio, Inc. , 144A , Reg S .............................. China 353,500 1,406,454
a,b
Innovent Biologics, Inc. , 144A , Reg S .................... China 22,500 252,396
1,658,850
Broadline Retail 4.5%
Alibaba Group Holding Ltd. ............................ China 316,800 6,741,108

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
Falabella SA ....................................... Chile 52,748 $ 331,022
b
PDD Holdings, Inc. , ADR .............................. China 10,500 1,416,135
Vipshop Holdings Ltd. , ADR ........................... China 67,037 1,172,477
9,660,742
Capital Markets 1.4%
GF Securities Co. Ltd. , A .............................. China 61,800 196,234
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 8,772 531,341
Hithink RoyalFlush Information Network Co. Ltd. , A .......... China 6,800 346,801
Huatai Securities Co. Ltd. , A ........................... China 92,400 282,328
Korea Investment Holdings Co. Ltd. ..................... South Korea 6,887 878,064
Reinet Investments SCA .............................. Luxembourg 25,882 827,761
3,062,529
Chemicals 3.1%
Asian Paints Ltd. .................................... India 33,842 957,805
a,b,c
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
PI Industries Ltd. .................................... India 14,688 591,800
Pidilite Industries Ltd. ................................ India 59,636 970,579
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 49,689 1,622,345
b
Sasol Ltd. ......................................... South Africa 50,831 318,028
Saudi Aramco Base Oil Co. ............................ Saudi Arabia 9,383 241,119
Solar Industries India Ltd. ............................. India 5,227 816,671
UPL Ltd. .......................................... India 85,085 690,060
Yanbu National Petrochemical Co. ...................... Saudi Arabia 50,313 462,629
6,671,036
Communications Equipment 0.1%
ZTE Corp. , A ....................................... China 37,200 227,091
Construction & Engineering 1.0%
Larsen & Toubro Ltd. ................................. India 47,722 2,165,360
Consumer Finance 0.4%
Muthoot Finance Ltd. ................................ India 23,563 844,266
Consumer Staples Distribution & Retail 1.2%
Bid Corp. Ltd. ...................................... South Africa 22,751 562,808
Cencosud SA ...................................... Chile 108,040 335,049
a,b
JD Health International, Inc. , 144A , Reg S ................. China 93,400 729,075
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 3,485,700 420,905
Wal-Mart de Mexico SAB de CV ........................ Mexico 163,700 541,188
2,589,025
Diversified Telecommunication Services 0.9%
b
Indus Towers Ltd. ................................... India 161,359 661,236
LG Uplus Corp. ..................................... South Korea 37,429 400,364
Ooredoo QPSC ..................................... Qatar 147,700 549,666
Telekom Malaysia Bhd. ............................... Malaysia 124,000 216,101
1,827,367
Electric Utilities 0.9%
CEZ A/S .......................................... Czech Republic 18,173 1,113,081
CPFL Energia SA ................................... Brazil 47,800 369,609
b,c
Inter RAO UES PJSC ................................ Russia 8,656,700 —
b
PGE Polska Grupa Energetyczna SA .................... Poland 159,691 484,227
1,966,917
Electrical Equipment 2.4%
Contemporary Amperex Technology Co. Ltd. , A ............. China 44,500 2,433,041

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Havells India Ltd. ................................... India 42,331 $ 712,373
HD Hyundai Electric Co. Ltd. ........................... South Korea 3,165 1,922,885
5,068,299
Electronic Equipment, Instruments & Components 2.7%
Delta Electronics, Inc. ................................ Taiwan 110,000 3,538,026
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 158,000 1,314,147
Largan Precision Co. Ltd. ............................. Taiwan 13,000 933,064
5,785,237
Entertainment 1.5%
International Games System Co. Ltd. .................... Taiwan 11,000 257,039
NetEase, Inc. ...................................... China 102,000 2,862,195
3,119,234
Financial Services 0.6%
Bajaj Holdings & Investment Ltd. ........................ India 2,142 296,829
Meritz Financial Group, Inc. ............................ South Korea 13,978 1,083,212
1,380,041
Food Products 0.9%
Charoen Pokphand Foods PCL ......................... Thailand 699,800 456,261
Gruma SAB de CV , B ................................ Mexico 28,615 485,616
Indofood Sukses Makmur Tbk. PT ....................... Indonesia 720,200 320,500
Orion Corp. ........................................ South Korea 3,961 275,824
Want Want China Holdings Ltd. ......................... China 754,000 487,255
2,025,456
Gas Utilities 0.2%
Kunlun Energy Co. Ltd. ............................... China 358,000 329,069
Health Care Equipment & Supplies 0.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 10,000 302,331
Health Care Providers & Services 0.4%
Apollo Hospitals Enterprise Ltd. ......................... India 3,606 312,070
Bumrungrad Hospital PCL ............................. Thailand 110,800 588,121
900,191
Hotels, Restaurants & Leisure 1.4%
Americana Restaurants International plc .................. United Arab
Emirates 598,186 340,383
Indian Hotels Co. Ltd. (The) , A .......................... India 35,760 298,597
a,b
Meituan Dianping , B , 144A , Reg S ...................... China 120,610 1,587,560
OPAP SA ......................................... Greece 36,217 749,332
2,975,872
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 153,700 297,497
Independent Power and Renewable Electricity Producers 1.0%
b
Adani Power Ltd. ................................... India 471,864 838,067
Huaneng Power International, Inc. , H .................... China 824,000 680,715
NTPC Ltd. ......................................... India 136,008 515,878
2,034,660
Insurance 2.2%
BB Seguridade Participacoes SA ........................ Brazil 135,500 827,364
Caixa Seguridade Participacoes SA ..................... Brazil 93,000 258,777
DB Insurance Co. Ltd. ................................ South Korea 6,231 553,834

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
OUTsurance Group Ltd. .............................. South Africa 160,786 $ 676,994
People's Insurance Co. Group of China Ltd. (The) , H ......... China 468,000 420,315
Powszechny Zaklad Ubezpieczen SA .................... Poland 127,856 2,044,312
4,781,596
Interactive Media & Services 6.3%
a
Kuaishou Technology , 144A , Reg S ...................... China 244,200 2,267,235
Tencent Holdings Ltd. ................................ China 139,400 11,323,150
13,590,385
IT Services 1.4%
HCL Technologies Ltd. ............................... India 14,451 250,741
Infosys Ltd. ........................................ India 42,744 712,205
Tata Consultancy Services Ltd. ......................... India 56,635 1,949,191
2,912,137
Life Sciences Tools & Services 0.1%
WuXi AppTec Co. Ltd. , A .............................. China 19,900 277,951
Machinery 1.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. ...... South Korea 5,754 1,912,518
Sinotruk Hong Kong Ltd. .............................. China 67,000 223,836
b,c
Tata Motors Ltd. .................................... India 299,940 881,021
3,017,375
Marine Transportation 0.4%
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 307,500 533,276
Yang Ming Marine Transport Corp. ...................... Taiwan 127,000 236,939
770,215
Metals & Mining 3.3%
Aluminum Corp. of China Ltd. , H ........................ China 702,000 892,606
b,c
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Gold Fields Ltd. ..................................... South Africa 52,289 2,016,061
Harmony Gold Mining Co. Ltd. ......................... South Africa 92,878 1,545,358
Hindalco Industries Ltd. ............................... India 77,370 737,941
NMDC Ltd. ........................................ India 553,376 472,082
b,c
Novolipetsk Steel PJSC .............................. Russia 347,890 —
b,c
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 19,300 234,113
Vedanta Ltd. ....................................... India 212,507 1,179,742
7,077,903
Oil, Gas & Consumable Fuels 4.8%
Coal India Ltd. ..................................... India 366,195 1,601,927
HD Hyundai Co. Ltd. ................................. South Korea 8,316 1,194,454
ORLEN SA ........................................ Poland 98,498 2,669,677
PetroChina Co. Ltd. , H ............................... China 2,674,000 2,764,164
Petronas Dagangan Bhd. ............................. Malaysia 46,200 250,150
Reliance Industries Ltd. ............................... India 81,282 1,360,079
United Tractors Tbk. PT .............................. Indonesia 257,800 416,831
10,257,282
Personal Care Products 0.3%
Colgate-Palmolive India Ltd. ........................... India 25,148 635,264
Pharmaceuticals 1.6%
CSPC Pharmaceutical Group Ltd. ....................... China 819,600 807,300
Dr. Reddy's Laboratories Ltd. .......................... India 16,019 215,540

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ............... China 28,100 $ 253,146
Lupin Ltd. ......................................... India 46,746 1,034,847
Richter Gedeon Nyrt. ................................ Hungary 22,365 688,933
Sun Pharmaceutical Industries Ltd. ...................... India 22,236 423,882
3,423,648
Real Estate Management & Development 1.6%
China Overseas Land & Investment Ltd. .................. China 166,000 278,580
China Resources Land Ltd. ............................ China 134,000 484,134
Emaar Development PJSC ............................ United Arab
Emirates 185,762 754,576
Emaar Properties PJSC .............................. United Arab
Emirates 484,237 1,873,825
3,391,115
Semiconductors & Semiconductor Equipment 18.4%
MediaTek, Inc. ..................................... Taiwan 76,000 3,223,118
Novatek Microelectronics Corp. ......................... Taiwan 98,000 1,248,632
Realtek Semiconductor Corp. .......................... Taiwan 106,000 1,770,059
SK Hynix, Inc. ...................................... South Korea 14,871 5,786,210
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 568,000 27,468,301
39,496,320
Software 0.3%
TOTVS SA ........................................ Brazil 71,400 588,856
Specialty Retail 1.0%
a
Pop Mart International Group Ltd. , 144A , Reg S ............ China 68,800 1,957,025
Trent Ltd. ......................................... India 3,937 207,961
2,164,986
Technology Hardware, Storage & Peripherals 5.2%
Compal Electronics, Inc. .............................. Taiwan 238,000 254,315
King Slide Works Co. Ltd. ............................. Taiwan 5,000 663,309
Samsung Electronics Co. Ltd. .......................... South Korea 109,299 8,227,616
a,b
Xiaomi Corp. , B , 144A , Reg S .......................... China 346,400 1,921,797
11,067,037
Textiles, Apparel & Luxury Goods 0.8%
ANTA Sports Products Ltd. ............................ China 73,200 764,071
Bosideng International Holdings Ltd. ..................... China 850,000 520,127
Page Industries Ltd. ................................. India 1,002 464,808
1,749,006
Transportation Infrastructure 0.7%
Grupo Aeroportuario del Centro Norte SAB de CV , B ......... Mexico 34,000 418,977
International Container Terminal Services, Inc. .............. Philippines 112,030 1,010,442
1,429,419
Wireless Telecommunication Services 1.2%
Advanced Info Service PCL ............................ Thailand 33,000 308,258
Bharti Airtel Ltd. .................................... India 14,969 346,625
Etihad Etisalat Co. .................................. Saudi Arabia 45,668 823,918
SK Telecom Co. Ltd. ................................. South Korea 9,050 331,338
TIM SA ........................................... Brazil 159,900 721,934
2,532,073
Total Common Stocks (Cost $ 151,993,888 ) ...................................
204,301,960

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 4.1%
Banks 3.9%
d
Banco Bradesco SA , 8 .49% ........................... Brazil 786,300 $ 2,654,152
d
Grupo Cibest SA , 8 .04% .............................. Colombia 24,997 365,098
d
Itau Unibanco Holding SA , 7 .27% ....................... Brazil 418,490 3,067,918
d
Itausa SA , 4 .28% ................................... Brazil 1,073,449 2,324,498
8,411,666
Electric Utilities 0.2%
d
Cia Energetica de Minas Gerais , 12 .91% .................. Brazil 153,690 323,952
Total Preferred Stocks (Cost $ 7,221,907 ) .....................................
8,735,618
Total Long Term Investments (Cost $ 159,215,795 ) .............................
213,037,578
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 1,470,404 1,470,404
Total Money Market Funds (Cost $ 1,470,404 ) .................................
1,470,404
Total Short Term Investments (Cost $ 1,470,404 ) ...............................
1,470,404
a
Total Investments (Cost $ 160,686,199 ) 100.2% ................................
$214,507,982
Other Assets, less Liabilities (0.2) % .........................................
(359,733)
Net Assets 100.0% .........................................................
$214,148,249
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $13,901,938, representing 6.5% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2025
Franklin International Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 3.2%
BAE Systems plc ................................... United Kingdom 200,393 $ 4,936,379
Leonardo SpA ...................................... Italy 15,704 923,940
Rolls-Royce Holdings plc ............................. United Kingdom 70,754 1,088,820
Safran SA ......................................... France 19,115 6,791,913
13,741,052
Air Freight & Logistics 0.1%
Deutsche Post AG ................................... Germany 9,750 447,977
Automobiles 2.9%
Isuzu Motors Ltd. ................................... Japan 40,551 497,572
Mercedes-Benz Group AG ............................ Germany 36,838 2,390,218
Subaru Corp. ...................................... Japan 113,052 2,404,970
Suzuki Motor Corp. .................................. Japan 291,300 4,348,780
Toyota Motor Corp. .................................. Japan 133,782 2,727,432
12,368,972
Banks 13.2%
a
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 15,227 454,963
AIB Group plc ...................................... Ireland 398,066 3,668,707
Banco BPM SpA .................................... Italy 165,359 2,409,189
Barclays plc ....................................... United Kingdom 572,649 3,071,473
BNP Paribas SA .................................... France 41,736 3,232,788
Commerzbank AG ................................... Germany 15,962 582,021
Commonwealth Bank of Australia ....................... Australia 13,869 1,556,172
Erste Group Bank AG ................................ Austria 7,795 807,476
HSBC Holdings plc .................................. United Kingdom 667,668 9,346,986
ING Groep NV ..................................... Netherlands 234,893 5,865,202
Intesa Sanpaolo SpA ................................. Italy 454,711 2,930,769
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 41,350 624,603
NatWest Group plc .................................. United Kingdom 711,286 5,475,847
Societe Generale SA ................................. France 79,007 5,010,676
Standard Chartered plc ............................... United Kingdom 256,012 5,255,223
UniCredit SpA ...................................... Italy 83,060 6,150,318
56,442,413
Beverages 0.8%
Coca-Cola HBC AG ................................. Italy 46,130 2,093,290
Kirin Holdings Co. Ltd. ............................... Japan 100,900 1,418,929
3,512,219
Biotechnology 0.1%
b
Genmab A/S ....................................... Denmark 1,975 563,325
Broadline Retail 1.8%
Next plc .......................................... United Kingdom 24,776 4,655,169
Ryohin Keikaku Co. Ltd. .............................. Japan 43,900 902,726
b
Sea Ltd. , ADR ...................................... Singapore 7,695 1,202,344
Wesfarmers Ltd. .................................... Australia 14,780 811,215
7,571,454
Building Products 1.0%
Belimo Holding AG .................................. Switzerland 478 515,736
Cie de Saint-Gobain SA .............................. France 32,028 3,108,704
Geberit AG ........................................ Switzerland 929 679,121
4,303,561
Capital Markets 3.0%
3i Group plc ....................................... United Kingdom 88,520 5,122,707

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Deutsche Bank AG .................................. Germany 154,376 $ 5,526,691
Singapore Exchange Ltd. ............................. Singapore 181,844 2,359,527
13,008,925
Chemicals 1.9%
Asahi Kasei Corp. ................................... Japan 107,800 825,977
BASF SE ......................................... Germany 13,014 642,135
Givaudan SA ....................................... Switzerland 562 2,302,316
Mitsubishi Chemical Group Corp. ....................... Japan 142,300 743,316
Nitto Denko Corp. ................................... Japan 142,441 3,547,472
8,061,216
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 84,906 1,379,686
Securitas AB , B ..................................... Sweden 29,403 433,132
1,812,818
Communications Equipment 0.4%
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 155,683 1,579,539
Construction & Engineering 0.9%
ACS Actividades de Construccion y Servicios SA ............ Spain 29,610 2,431,268
Eiffage SA ......................................... France 13,316 1,638,532
4,069,800
Construction Materials 1.7%
Heidelberg Materials AG .............................. Germany 6,843 1,605,393
Holcim AG ........................................ United States 62,345 5,542,548
7,147,941
Consumer Staples Distribution & Retail 1.2%
Carrefour SA ....................................... France 32,612 491,168
Koninklijke Ahold Delhaize NV .......................... Netherlands 96,795 3,961,877
Tesco plc ......................................... United Kingdom 127,811 771,298
5,224,343
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG ................................ Germany 169,394 5,247,011
Telenor ASA ....................................... Norway 39,331 584,912
Telia Co. AB ....................................... Sweden 455,437 1,792,905
7,624,828
Electric Utilities 2.1%
Acciona SA ........................................ Spain 5,330 1,179,753
Endesa SA ........................................ Spain 21,863 783,480
Enel SpA ......................................... Italy 53,645 542,660
Iberdrola SA ....................................... Spain 324,398 6,574,330
9,080,223
Electrical Equipment 2.5%
ABB Ltd. .......................................... Switzerland 47,590 3,538,200
Fujikura Ltd. ....................................... Japan 29,800 4,057,989
Mitsubishi Electric Corp. .............................. Japan 96,485 2,739,461
Schneider Electric SE ................................ United States 1,503 428,249
10,763,899
Electronic Equipment, Instruments & Components 0.6%
Halma plc ......................................... United Kingdom 13,773 641,801
Keyence Corp. ..................................... Japan 1,769 656,537

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp. .............................. Japan 49,247 $ 1,473,197
2,771,535
Entertainment 1.0%
Nintendo Co. Ltd. ................................... Japan 23,227 1,981,028
b
Spotify Technology SA ................................ United States 1,639 1,074,070
Toho Co. Ltd. ...................................... Japan 22,800 1,336,465
4,391,563
Financial Services 1.0%
ORIX Corp. ........................................ Japan 178,100 4,356,691
Food Products 2.8%
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 43 661,011
MEIJI Holdings Co. Ltd. ............................... Japan 38,158 734,540
Nestle SA ......................................... United States 91,396 8,732,747
a
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 1,768,692 1,701,335
11,829,633
Gas Utilities 0.5%
Tokyo Gas Co. Ltd. .................................. Japan 62,045 2,177,419
Ground Transportation 0.2%
Central Japan Railway Co. ............................ Japan 39,800 974,373
Health Care Equipment & Supplies 1.9%
Cochlear Ltd. ...................................... Australia 10,946 2,055,000
EssilorLuxottica SA .................................. France 2,852 1,044,456
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 26,857 570,187
Hoya Corp. ........................................ Japan 28,159 4,573,926
8,243,569
Health Care Providers & Services 0.2%
Fresenius Medical Care AG ............................ Germany 13,601 730,200
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 4,636 796,024
Hotels, Restaurants & Leisure 1.3%
Aristocrat Leisure Ltd. ................................ Australia 35,355 1,462,818
Compass Group plc ................................. United Kingdom 37,156 1,229,858
InterContinental Hotels Group plc ....................... United Kingdom 23,119 2,788,782
5,481,458
Household Durables 1.5%
Sony Group Corp. ................................... Japan 225,500 6,280,082
Household Products 0.1%
Reckitt Benckiser Group plc ........................... United Kingdom 5,805 444,019
Independent Power and Renewable Electricity Producers 0.5%
RWE AG .......................................... Germany 43,676 2,150,193
Industrial Conglomerates 1.7%
Hitachi Ltd. ........................................ Japan 131,107 4,478,482
Siemens AG ....................................... Germany 10,633 3,013,364
7,491,846
Industrial REITs 0.3%
CapitaLand Ascendas REIT ............................ Singapore 508,300 1,100,486
Insurance 5.0%
Aegon Ltd. ........................................ United States 84,206 641,711

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
AIA Group Ltd. ..................................... Hong Kong 375,546 $ 3,654,339
Allianz SE ......................................... Germany 1,694 680,720
AXA SA ........................................... France 110,885 4,811,124
Japan Post Insurance Co. Ltd. ......................... Japan 39,930 1,032,683
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 3,965 2,453,121
Phoenix Financial Ltd. ................................ Israel 47,993 1,847,589
Sompo Holdings, Inc. ................................ Japan 115,565 3,521,898
Suncorp Group Ltd. .................................. Australia 229,303 2,943,542
21,586,727
Interactive Media & Services 0.4%
LY Corp. .......................................... Japan 548,200 1,610,895
IT Services 0.8%
NEC Corp. ........................................ Japan 92,420 3,356,699
Leisure Products 0.3%
Bandai Namco Holdings, Inc. .......................... Japan 38,900 1,210,661
Life Sciences Tools & Services 0.2%
Eurofins Scientific SE ................................ Luxembourg 15,235 1,074,517
Machinery 3.7%
Atlas Copco AB , A ................................... Sweden 144,910 2,428,121
GEA Group AG ..................................... Germany 25,752 1,841,981
Komatsu Ltd. ...................................... Japan 78,632 2,630,317
Kone OYJ , B ....................................... Finland 20,941 1,399,133
Makita Corp. ....................................... Japan 44,071 1,332,325
Schindler Holding AG ................................ Switzerland 4,876 1,648,284
Wartsila OYJ Abp ................................... Finland 94,049 3,077,011
Yangzijiang Shipbuilding Holdings Ltd. .................... China 506,300 1,367,394
15,724,566
Marine Transportation 0.6%
AP Moller - Maersk A/S , B ............................. United States 639 1,313,738
SITC International Holdings Co. Ltd. ..................... China 295,000 1,086,526
2,400,264
Media 0.2%
Publicis Groupe SA .................................. France 7,788 780,584
Metals & Mining 2.2%
BHP Group Ltd. .................................... Australia 152,337 4,342,857
Fortescue Ltd. ...................................... Australia 365,503 5,083,135
9,425,992
Multi-Utilities 0.8%
Centrica plc ....................................... United Kingdom 1,030,768 2,429,316
Engie SA ......................................... France 44,929 1,051,921
3,481,237
Oil, Gas & Consumable Fuels 2.7%
Equinor ASA ....................................... Norway 145,661 3,488,771
Idemitsu Kosan Co. Ltd. .............................. Japan 76,269 530,356
Inpex Corp. ........................................ Japan 116,400 2,147,829
Shell plc .......................................... United States 114,893 4,307,272
TotalEnergies SE ................................... France 16,520 1,031,427
11,505,655

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines 0.2%
Qantas Airways Ltd. ................................. Australia 159,615 $ 1,063,378
Personal Care Products 1.7%
L'Oreal SA ........................................ France 10,209 4,260,332
Unilever plc ........................................ United Kingdom 50,648 3,039,102
7,299,434
Pharmaceuticals 9.2%
AstraZeneca plc .................................... United Kingdom 23,149 3,818,396
Chugai Pharmaceutical Co. Ltd. ........................ Japan 48,300 2,210,582
GSK plc .......................................... United States 275,348 6,446,848
Ipsen SA .......................................... France 8,050 1,131,277
Novartis AG ....................................... United States 70,254 8,694,752
Novo Nordisk A/S , B ................................. Denmark 53,412 2,629,564
Orion OYJ , B ...................................... Finland 23,113 1,614,049
Roche Holding AG .................................. United States 21,607 6,998,949
Roche Holding AG .................................. United States 5,323 1,805,901
Sanofi SA ......................................... United States 16,611 1,680,416
Shionogi & Co. Ltd. .................................. Japan 137,373 2,304,103
39,334,837
Professional Services 1.5%
Recruit Holdings Co. Ltd. ............................. Japan 70,053 3,473,786
RELX plc ......................................... United Kingdom 40,619 1,795,214
Wolters Kluwer NV .................................. Netherlands 9,369 1,148,504
6,417,504
Real Estate Management & Development 0.9%
CK Asset Holdings Ltd. ............................... Hong Kong 388,788 1,923,430
Mitsubishi Estate Co. Ltd. ............................. Japan 72,956 1,546,075
Sun Hung Kai Properties Ltd. .......................... Hong Kong 38,000 462,414
3,931,919
Retail REITs 0.4%
Klepierre SA ....................................... France 41,320 1,579,108
Semiconductors & Semiconductor Equipment 4.5%
Advantest Corp. .................................... Japan 52,100 7,801,757
ASML Holding NV ................................... Netherlands 7,496 7,925,594
Tokyo Electron Ltd. .................................. Japan 15,238 3,359,527
19,086,878
Software 2.8%
b
Check Point Software Technologies Ltd. .................. Israel 15,633 3,059,066
Sage Group plc (The) ................................ United Kingdom 157,530 2,381,125
SAP SE .......................................... Germany 23,394 6,084,137
b
Xero Ltd. .......................................... New Zealand 5,309 502,259
12,026,587
Specialty Retail 0.8%
Industria de Diseno Textil SA ........................... Spain 58,806 3,247,291
Technology Hardware, Storage & Peripherals 0.4%
Canon, Inc. ........................................ Japan 23,700 680,613
Logitech International SA ............................. Switzerland 7,264 873,267
1,553,880
Textiles, Apparel & Luxury Goods 2.5%
adidas AG ......................................... Germany 6,814 1,288,407
Asics Corp. ........................................ Japan 144,817 3,687,646

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Hermes International SCA ............................. France 594 $ 1,469,830
LVMH Moet Hennessy Louis Vuitton SE .................. France 3,085 2,180,550
Pandora A/S ....................................... Denmark 16,266 2,176,532
10,802,965
Tobacco 0.6%
Imperial Brands plc .................................. United Kingdom 68,868 2,736,424
Trading Companies & Distributors 1.7%
AerCap Holdings NV ................................. Ireland 26,590 3,463,081
Toyota Tsusho Corp. ................................. Japan 123,900 3,787,158
7,250,239
Transportation Infrastructure 1.0%
a
Aena SME SA , 144A , Reg S ........................... Spain 155,644 4,227,476
Wireless Telecommunication Services 0.5%
Vodafone Group plc ................................. United Kingdom 1,924,040 2,329,195
Total Common Stocks (Cost $ 302,096,403 ) ...................................
421,588,508
Preferred Stocks 0.5%
Household Products 0.5%
c
Henkel AG & Co. KGaA , 2 .9% .......................... Germany 24,035 1,947,145
Total Preferred Stocks (Cost $ 1,728,452 ) .....................................
1,947,145
Total Long Term Investments (Cost $ 303,824,855 ) .............................
423,535,653
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 2,486,043 2,486,043
Total Money Market Funds (Cost $ 2,486,043 ) .................................
2,486,043
Total Short Term Investments (Cost $ 2,486,043 ) ...............................
2,486,043
a
Total Investments (Cost $ 306,310,898 ) 99.5% .................................
$426,021,696
Other Assets, less Liabilities 0.5% ...........................................
2,354,569
Net Assets 100.0% .........................................................
$428,376,265
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $6,383,774, representing 1.5% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2025
Franklin U.S. Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 99.4%
Aerospace & Defense 2.0%
General Dynamics Corp. .............................................. 3,321 $ 1,145,413
General Electric Co. ................................................. 55,840 17,251,768
Howmet Aerospace, Inc. .............................................. 6,108 1,257,943
L3Harris Technologies, Inc. ............................................ 3,900 1,127,490
Lockheed Martin Corp. ............................................... 2,404 1,182,479
RTX Corp. ........................................................ 7,178 1,281,273
23,246,366
Automobile Components 0.1%
BorgWarner, Inc. .................................................... 15,528 667,083
Automobiles 3.7%
Ford Motor Co. ..................................................... 755,221 9,916,052
General Motors Co. .................................................. 180,080 12,441,727
a
Tesla, Inc. ......................................................... 43,727 19,963,999
42,321,778
Banks 2.8%
Citigroup, Inc. ...................................................... 48,080 4,867,138
JPMorgan Chase & Co. ............................................... 35,916 11,174,186
Wells Fargo & Co. ................................................... 179,077 15,574,327
31,615,651
Beverages 0.3%
a
Monster Beverage Corp. .............................................. 17,155 1,146,468
PepsiCo, Inc. ...................................................... 18,520 2,705,587
3,852,055
Biotechnology 4.5%
AbbVie, Inc. ....................................................... 60,712 13,237,644
Amgen, Inc. ....................................................... 45,902 13,698,534
a
Biogen, Inc. ....................................................... 28,352 4,373,863
a
Exelixis, Inc. ....................................................... 40,004 1,546,955
Gilead Sciences, Inc. ................................................ 117,499 14,075,205
a
Halozyme Therapeutics, Inc. ........................................... 21,756 1,418,274
a
Incyte Corp. ....................................................... 16,778 1,568,407
Regeneron Pharmaceuticals, Inc. ....................................... 2,050 1,336,190
51,255,072
Broadline Retail 3.8%
a
Amazon.com, Inc. ................................................... 163,382 39,901,152
eBay, Inc. ......................................................... 12,895 1,048,493
a
Etsy, Inc. .......................................................... 13,906 862,172
Macy's, Inc. ........................................................ 49,280 960,467
42,772,284
Building Products 0.4%
Allegion plc ........................................................ 16,669 2,763,220
Johnson Controls International plc ....................................... 10,552 1,207,043
Trane Technologies plc ............................................... 929 416,796
4,387,059
Capital Markets 2.0%
Bank of New York Mellon Corp. (The) .................................... 36,336 3,921,745
Charles Schwab Corp. (The) ........................................... 11,305 1,068,549
Goldman Sachs Group, Inc. (The) ....................................... 1,685 1,330,088
Morgan Stanley ..................................................... 17,071 2,799,644

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
a
Robinhood Markets, Inc. , A ............................................ 1,219 $ 178,925
SEI Investments Co. ................................................. 18,715 1,508,616
State Street Corp. ................................................... 54,983 6,359,334
T Rowe Price Group, Inc. ............................................. 42,664 4,374,340
XP, Inc. , A ......................................................... 57,879 1,054,555
22,595,796
Chemicals 0.5%
CF Industries Holdings, Inc. ........................................... 30,921 2,575,410
Corteva, Inc. ....................................................... 39,911 2,452,132
NewMarket Corp. ................................................... 1,080 829,332
a
Solstice Advanced Materials, Inc. ....................................... 1,271 57,273
5,914,147
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................................... 12,842 2,353,553
Republic Services, Inc. , A ............................................. 4,714 981,644
3,335,197
Communications Equipment 0.7%
Cisco Systems, Inc. ................................................. 81,920 5,989,171
a
F5, Inc. ........................................................... 5,794 1,466,172
Ubiquiti, Inc. ....................................................... 768 604,554
8,059,897
Construction & Engineering 0.1%
EMCOR Group, Inc. ................................................. 1,710 1,155,584
Consumer Finance 0.2%
Synchrony Financial ................................................. 24,289 1,806,616
Consumer Staples Distribution & Retail 1.4%
Albertsons Cos., Inc. , A ............................................... 58,467 1,034,281
Dollar General Corp. ................................................. 41,621 4,106,328
a
Dollar Tree, Inc. .................................................... 37,688 3,735,635
Kroger Co. (The) .................................................... 118,112 7,515,466
16,391,710
Containers & Packaging 0.2%
Crown Holdings, Inc. ................................................. 20,317 1,974,406
Diversified Consumer Services 0.1%
ADT, Inc. .......................................................... 93,140 823,358
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................................... 409,405 10,132,774
Electric Utilities 1.3%
American Electric Power Co., Inc. ....................................... 21,400 2,573,564
Duke Energy Corp. .................................................. 10,021 1,245,610
Edison International ................................................. 32,127 1,779,193
Exelon Corp. ....................................................... 25,161 1,160,425
NRG Energy, Inc. ................................................... 35,753 6,144,511
Southern Co. (The) .................................................. 19,936 1,874,782
14,778,085
Entertainment 1.6%
Electronic Arts, Inc. .................................................. 17,270 3,455,036
a
Netflix, Inc. ........................................................ 12,692 14,200,571

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment (continued)
Walt Disney Co. (The) ................................................ 9,349 $ 1,052,885
18,708,492
Financial Services 4.4%
a
Berkshire Hathaway, Inc. , B ............................................ 24,538 11,717,877
Mastercard, Inc. , A .................................................. 32,759 18,082,640
MGIC Investment Corp. ............................................... 41,974 1,150,927
a
PayPal Holdings, Inc. ................................................ 166,198 11,512,535
Visa, Inc. , A ........................................................ 20,560 7,005,614
Western Union Co. (The) .............................................. 58,859 549,155
50,018,748
Food Products 0.6%
Archer-Daniels-Midland Co. ........................................... 92,900 5,623,237
Ingredion, Inc. ...................................................... 8,627 995,642
6,618,879
Gas Utilities 0.0%
†
UGI Corp. ......................................................... 13,689 457,623
Ground Transportation 1.6%
a
Lyft, Inc. , A ........................................................ 65,158 1,333,132
Ryder System, Inc. .................................................. 6,587 1,114,718
a
Uber Technologies, Inc. ............................................... 147,824 14,265,016
Union Pacific Corp. .................................................. 5,067 1,116,615
17,829,481
Health Care Equipment & Supplies 1.8%
Abbott Laboratories .................................................. 55,333 6,840,265
a
Boston Scientific Corp. ............................................... 17,459 1,758,471
a
IDEXX Laboratories, Inc. .............................................. 13,120 8,259,171
a
Insulet Corp. ....................................................... 3,238 1,013,526
Medtronic plc ...................................................... 23,578 2,138,525
20,009,958
Health Care Providers & Services 1.3%
Cardinal Health, Inc. ................................................. 46,151 8,804,226
Cencora, Inc. ...................................................... 3,441 1,162,404
HCA Healthcare, Inc. ................................................. 2,717 1,248,951
McKesson Corp. .................................................... 2,830 2,296,092
Universal Health Services, Inc. , B ....................................... 5,737 1,244,987
14,756,660
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc. ............................................... 2,543 12,912,693
Boyd Gaming Corp. ................................................. 10,301 802,139
Expedia Group, Inc. ................................................. 21,307 4,687,540
18,402,372
Household Durables 0.2%
DR Horton, Inc. ..................................................... 6,047 901,487
a
NVR, Inc. ......................................................... 128 922,985
1,824,472
Household Products 1.1%
Colgate-Palmolive Co. ............................................... 108,074 8,327,102

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ........................................... 26,449 $ 3,977,136
12,304,238
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp. ........................................................ 21,578 4,063,137
Industrial Conglomerates 0.1%
Honeywell International, Inc. ........................................... 5,083 1,023,360
Industrial REITs 0.3%
Prologis, Inc. ....................................................... 27,346 3,393,365
Insurance 1.7%
Allstate Corp. (The) .................................................. 5,406 1,035,357
American International Group, Inc. ...................................... 104,921 8,284,562
Assured Guaranty Ltd. ............................................... 8,356 673,326
Axis Capital Holdings Ltd. ............................................. 13,648 1,278,272
Globe Life, Inc. ..................................................... 8,267 1,087,193
Hartford Insurance Group, Inc. (The) ..................................... 22,942 2,848,938
Old Republic International Corp. ........................................ 26,977 1,064,512
RenaissanceRe Holdings Ltd. .......................................... 7,342 1,865,529
Unum Group ....................................................... 14,544 1,067,821
19,205,510
Interactive Media & Services 8.6%
Alphabet, Inc. , A .................................................... 90,599 25,475,533
Alphabet, Inc. , C .................................................... 126,665 35,696,730
Match Group, Inc. ................................................... 47,350 1,531,299
Meta Platforms, Inc. , A ............................................... 52,964 34,339,209
97,042,771
IT Services 0.6%
Accenture plc , A .................................................... 4,483 1,121,198
Cognizant Technology Solutions Corp. , A .................................. 15,514 1,130,660
a
DXC Technology Co. ................................................. 32,737 464,866
VeriSign, Inc. ...................................................... 15,727 3,771,335
6,488,059
Life Sciences Tools & Services 0.4%
a
Illumina, Inc. ....................................................... 11,022 1,361,658
a
Medpace Holdings, Inc. ............................................... 4,019 2,350,753
a
Waters Corp. ...................................................... 3,619 1,265,203
4,977,614
Machinery 0.5%
Allison Transmission Holdings, Inc. ...................................... 11,509 950,068
Caterpillar, Inc. ..................................................... 2,537 1,464,508
Oshkosh Corp. ..................................................... 11,668 1,438,548
Toro Co. (The) ..................................................... 17,986 1,344,094
5,197,218
Media 0.8%
Comcast Corp. , A ................................................... 236,663 6,587,514
Fox Corp. , A ....................................................... 40,769 2,635,716
9,223,230
Metals & Mining 1.0%
Newmont Corp. ..................................................... 137,853 11,161,957

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Multi-Utilities 0.2%
Consolidated Edison, Inc. ............................................. 11,203 $ 1,091,284
WEC Energy Group, Inc. .............................................. 11,504 1,285,342
2,376,626
Oil, Gas & Consumable Fuels 2.1%
APA Corp. ......................................................... 57,227 1,296,192
Cheniere Energy, Inc. ................................................ 30,406 6,446,072
EOG Resources, Inc. ................................................ 103,970 11,004,185
Exxon Mobil Corp. ................................................... 49,054 5,609,815
24,356,264
Passenger Airlines 0.5%
a
United Airlines Holdings, Inc. ........................................... 62,616 5,888,409
a
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co. .............................................. 264,253 12,174,136
Eli Lilly & Co. ...................................................... 8,847 7,633,722
Johnson & Johnson ................................................. 22,475 4,244,853
Pfizer, Inc. ......................................................... 44,027 1,085,266
Royalty Pharma plc , A ................................................ 29,733 1,116,177
26,254,154
Professional Services 0.1%
Genpact Ltd. ....................................................... 28,957 1,104,710
Robert Half, Inc. .................................................... 18,042 472,520
1,577,230
Real Estate Management & Development 0.1%
a
Jones Lang LaSalle, Inc. .............................................. 4,337 1,323,175
a
Residential REITs 0.3%
Mid-America Apartment Communities, Inc. ................................ 513 65,782
Sun Communities, Inc. ............................................... 22,749 2,880,023
2,945,805
Retail REITs 0.2%
Simon Property Group, Inc. ............................................ 12,741 2,239,358
Semiconductors & Semiconductor Equipment 15.4%
a
Advanced Micro Devices, Inc. .......................................... 6,438 1,648,900
Broadcom, Inc. ..................................................... 74,803 27,649,433
a
Cirrus Logic, Inc. .................................................... 9,324 1,236,829
KLA Corp. ......................................................... 8,971 10,843,606
Lam Research Corp. ................................................. 17,954 2,827,037
Micron Technology, Inc. ............................................... 53,680 12,011,974
NVIDIA Corp. ...................................................... 498,045 100,849,132
QUALCOMM, Inc. ................................................... 86,371 15,624,514
Skyworks Solutions, Inc. .............................................. 24,787 1,926,446
174,617,871
Software 11.6%
a
Adobe, Inc. ........................................................ 39,541 13,456,198
a
AppLovin Corp. , A ................................................... 11,037 7,034,211
a
Autodesk, Inc. ...................................................... 3,366 1,014,310
a
Cadence Design Systems, Inc. ......................................... 3,086 1,045,197
a
DocuSign, Inc. , A ................................................... 34,986 2,558,876
a
Dropbox, Inc. , A .................................................... 24,800 719,200
Intuit, Inc. ......................................................... 17,347 11,579,990

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................................... 154,638 $ 80,073,103
Oracle Corp. ....................................................... 8,481 2,227,195
a
Palantir Technologies, Inc. , A ........................................... 25,288 5,069,485
Pegasystems, Inc. ................................................... 15,864 1,009,744
a
RingCentral, Inc. , A .................................................. 14,608 439,993
Salesforce, Inc. ..................................................... 4,444 1,157,262
a
Teradata Corp. ..................................................... 17,369 362,144
a
Zoom Communications, Inc. , A ......................................... 46,924 4,093,181
131,840,089
Specialized REITs 0.6%
Rayonier, Inc. ...................................................... 28,248 623,433
VICI Properties, Inc. , A ............................................... 204,903 6,145,041
6,768,474
Specialty Retail 2.0%
a
AutoZone, Inc. ..................................................... 346 1,271,353
Bath & Body Works, Inc. .............................................. 38,846 950,950
Best Buy Co., Inc. ................................................... 37,248 3,059,551
Home Depot, Inc. (The) ............................................... 2,606 989,212
Lowe's Cos., Inc. .................................................... 29,094 6,928,154
a
O'Reilly Automotive, Inc. .............................................. 10,302 972,921
TJX Cos., Inc. (The) ................................................. 8,174 1,145,504
a
Ulta Beauty, Inc. .................................................... 8,643 4,493,323
Williams-Sonoma, Inc. ............................................... 14,828 2,881,673
22,692,641
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc. ........................................................ 278,558 75,313,726
HP, Inc. ........................................................... 71,789 1,986,402
Western Digital Corp. ................................................ 67,365 10,118,897
87,419,025
Textiles, Apparel & Luxury Goods 0.6%
a
Deckers Outdoor Corp. ............................................... 28,805 2,347,607
a
Lululemon Athletica, Inc. .............................................. 6,602 1,125,905
Tapestry, Inc. ...................................................... 30,719 3,373,561
6,847,073
Tobacco 1.0%
Altria Group, Inc. .................................................... 197,004 11,107,085
Trading Companies & Distributors 0.8%
Fastenal Co. ....................................................... 134,250 5,524,387
WW Grainger, Inc. ................................................... 3,199 3,131,821
8,656,208
Wireless Telecommunication Services 0.0%
†
Millicom International Cellular SA ....................................... 6,961 327,933
Total Common Stocks (Cost $ 683,934,748 ) .....................................
1,127,029,482
a a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
Short Term Investments 0.6%
a a
Shares
a
Value
a
Money Market Funds 0.6%
b,c
Franklin Institutional U.S. Government Money Market Fund , 4.038% ............. 6,684,789 $ 6,684,789
Total Money Market Funds (Cost $ 6,684,789 ) ...................................
6,684,789
Total Short Term Investments (Cost $ 6,684,789 ) .................................
6,684,789
a
Total Investments (Cost $ 690,619,537 ) 100.0% ..................................
$1,133,714,271
Other Assets, less Liabilities 0.0%
†
............................................
104,218
Net Assets 100.0% ...........................................................
$1,133,818,489
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $1,968,230 $27,534,186 $(28,032,012) $— $— $1,470,404 1,470,404 $16,193
Total Affiliated Securities ... $1,968,230 $27,534,186 $(28,032,012) $— $— $1,470,404 $16,193
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $11,251,179 $8,650,825 $(17,415,961) $— $— $2,486,043 2,486,043 $31,438
Total Affiliated Securities ... $11,251,179 $8,650,825 $(17,415,961) $— $— $2,486,043 $31,438
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $6,286,619 $10,723,255 $(10,325,085) $— $— $6,684,789 6,684,789 $85,503
Total Affiliated Securities ... $6,286,619 $10,723,255 $(10,325,085) $— $— $6,684,789 $85,503
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 2,319,296 $ — $ 2,319,296
Air Freight & Logistics ................... — 490,854 — 490,854
Automobile Components ................. — 737,715 — 737,715
Automobiles .......................... 954,077 5,161,470 — 6,115,547
Banks ............................... 1,921,496 24,642,768 — 26,564,264
Beverages ........................... 1,362,616 2,658,030 — 4,020,646
Biotechnology ......................... — 1,658,850 — 1,658,850
Broadline Retail ....................... 2,919,634 6,741,108 — 9,660,742
Capital Markets ........................ 827,761 2,234,768 — 3,062,529
Chemicals ........................... — 6,671,036 —
a
6,671,036
Communications Equipment .............. — 227,091 — 227,091
Construction & Engineering ............... — 2,165,360 — 2,165,360
Consumer Finance ..................... — 844,266 — 844,266
Consumer Staples Distribution & Retail ...... 1,439,045 1,149,980 — 2,589,025
Diversified Telecommunication Services ..... 950,030 877,337 — 1,827,367
Electric Utilities ........................ 1,482,690 484,227 —
a
1,966,917
Electrical Equipment .................... 712,373 4,355,926 — 5,068,299
Electronic Equipment, Instruments &
Components ........................ — 5,785,237 — 5,785,237
Entertainment ......................... — 3,119,234 — 3,119,234
Financial Services ...................... — 1,380,041 — 1,380,041
Food Products ........................ 485,616 1,539,840 — 2,025,456
Gas Utilities .......................... — 329,069 — 329,069
Health Care Equipment & Supplies ......... — 302,331 — 302,331
Health Care Providers & Services .......... — 900,191 — 900,191
Hotels, Restaurants & Leisure ............. 1,089,715 1,886,157 — 2,975,872
Household Products .................... 297,497 — — 297,497
Independent Power and Renewable Electricity
Producers .......................... — 2,034,660 — 2,034,660
Insurance ............................ 1,763,135 3,018,461 — 4,781,596
Interactive Media & Services .............. — 13,590,385 — 13,590,385
IT Services ........................... — 2,912,137 — 2,912,137
Life Sciences Tools & Services ............ — 277,951 — 277,951
Machinery ............................ — 2,136,354 881,021 3,017,375
Marine Transportation ................... — 770,215 — 770,215
Metals & Mining ....................... 234,113 6,843,790 —
a
7,077,903
Oil, Gas & Consumable Fuels ............. — 10,257,282 — 10,257,282
Personal Care Products ................. — 635,264 — 635,264
Pharmaceuticals ....................... — 3,423,648 — 3,423,648
Real Estate Management & Development .... — 3,391,115 — 3,391,115
Semiconductors & Semiconductor Equipment . — 39,496,320 — 39,496,320
Software ............................. 588,856 — — 588,856
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Specialty Retail ........................ $ — $ 2,164,986 $ — $ 2,164,986
Technology Hardware, Storage & Peripherals . — 11,067,037 — 11,067,037
Textiles, Apparel & Luxury Goods .......... — 1,749,006 — 1,749,006
Transportation Infrastructure .............. 418,977 1,010,442 — 1,429,419
Wireless Telecommunication Services ....... 721,934 1,810,139 — 2,532,073
Preferred Stocks ......................... 8,735,618 — — 8,735,618
Short Term Investments ................... 1,470,404 — — 1,470,404
Total Investments in Securities ........... $28,375,587 $185,251,374
b
$881,021 $214,507,982
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 13,741,052 — 13,741,052
Air Freight & Logistics ................... — 447,977 — 447,977
Automobiles .......................... — 12,368,972 — 12,368,972
Banks ............................... — 56,442,413 — 56,442,413
Beverages ........................... — 3,512,219 — 3,512,219
Biotechnology ......................... — 563,325 — 563,325
Broadline Retail ....................... 2,105,070 5,466,384 — 7,571,454
Building Products ...................... — 4,303,561 — 4,303,561
Capital Markets ........................ — 13,008,925 — 13,008,925
Chemicals ........................... — 8,061,216 — 8,061,216
Commercial Services & Supplies ........... — 1,812,818 — 1,812,818
Communications Equipment .............. — 1,579,539 — 1,579,539
Construction & Engineering ............... — 4,069,800 — 4,069,800
Construction Materials .................. — 7,147,941 — 7,147,941
Consumer Staples Distribution & Retail ...... 3,961,877 1,262,466 — 5,224,343
Diversified Telecommunication Services ..... — 7,624,828 — 7,624,828
Electric Utilities ........................ 783,480 8,296,743 — 9,080,223
Electrical Equipment .................... — 10,763,899 — 10,763,899
Electronic Equipment, Instruments &
Components ........................ — 2,771,535 — 2,771,535
Entertainment ......................... 1,074,070 3,317,493 — 4,391,563
Financial Services ...................... — 4,356,691 — 4,356,691
Food Products ........................ — 11,829,633 — 11,829,633
Gas Utilities .......................... — 2,177,419 — 2,177,419
Ground Transportation .................. — 974,373 — 974,373
Health Care Equipment & Supplies ......... 570,187 7,673,382 — 8,243,569
Health Care Providers & Services .......... — 730,200 — 730,200
Health Care Technology ................. — 796,024 — 796,024
Hotels, Restaurants & Leisure ............. — 5,481,458 — 5,481,458
Household Durables .................... — 6,280,082 — 6,280,082
Household Products .................... — 444,019 — 444,019
Independent Power and Renewable Electricity
Producers .......................... — 2,150,193 — 2,150,193
Industrial Conglomerates ................ — 7,491,846 — 7,491,846
Industrial REITs ....................... — 1,100,486 — 1,100,486
Insurance ............................ — 21,586,727 — 21,586,727
Interactive Media & Services .............. — 1,610,895 — 1,610,895
IT Services ........................... — 3,356,699 — 3,356,699
Leisure Products ....................... — 1,210,661 — 1,210,661
Life Sciences Tools & Services ............ — 1,074,517 — 1,074,517
Machinery ............................ — 15,724,566 — 15,724,566
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Marine Transportation ................... $ 1,086,526 $ 1,313,738 $ — $ 2,400,264
Media ............................... — 780,584 — 780,584
Metals & Mining ....................... — 9,425,992 — 9,425,992
Multi-Utilities .......................... — 3,481,237 — 3,481,237
Oil, Gas & Consumable Fuels ............. — 11,505,655 — 11,505,655
Passenger Airlines ..................... — 1,063,378 — 1,063,378
Personal Care Products ................. — 7,299,434 — 7,299,434
Pharmaceuticals ....................... — 39,334,837 — 39,334,837
Professional Services ................... — 6,417,504 — 6,417,504
Real Estate Management & Development .... — 3,931,919 — 3,931,919
Retail REITs .......................... — 1,579,108 — 1,579,108
Semiconductors & Semiconductor Equipment . — 19,086,878 — 19,086,878
Software ............................. 3,059,066 8,967,521 — 12,026,587
Specialty Retail ........................ — 3,247,291 — 3,247,291
Technology Hardware, Storage & Peripherals . — 1,553,880 — 1,553,880
Textiles, Apparel & Luxury Goods .......... — 10,802,965 — 10,802,965
Tobacco ............................. — 2,736,424 — 2,736,424
Trading Companies & Distributors .......... 3,463,081 3,787,158 — 7,250,239
Transportation Infrastructure .............. — 4,227,476 — 4,227,476
Wireless Telecommunication Services ....... — 2,329,195 — 2,329,195
Preferred Stocks ......................... — 1,947,145 — 1,947,145
Short Term Investments ................... 2,486,043 — — 2,486,043
Total Investments in Securities ........... $18,589,400 $407,432,296
c
$— $426,021,696
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 1,127,029,482 — — 1,127,029,482
Short Term Investments ................... 6,684,789 — — 6,684,789
Total Investments in Securities ........... $1,133,714,271 $— $— $1,133,714,271
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at October 31, 2025.
b
Includes foreign securities valued at $185,251,374, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $407,432,296, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.